Special Charges (Summary Of Activity Related To Special Charge Restructuring Accrual) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	$ 42	$ 72	$ 0
Special charges	24	102	162
Non-cash charges used	(1)	(17)	(47)
Cash payments	(50)	(115)	(42)
Foreign exchange rate impact	0	0	(1)
Balance at ending	15	42	72
2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	25	54	0
Special charges, severance and benefit costs	5	38	82
Non-cash charges used	0	0	0
Cash payments	(21)	(68)	(27)
Foreign exchange rate impact	0	1	(1)
Balance at ending	9	25	54
2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0	0	0
Non-cash charges used	0	(13)	(20)
Cash payments	0	0	0
Foreign exchange rate impact	0	0	0
Balance at ending	0	0	0
2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0	0	0
Special charges, fixed asset impairment charges			26
Non-cash charges used	(1)	0	(26)
Cash payments	0	0	0
Foreign exchange rate impact	0	0	0
Balance at ending	0	0	0
2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	17	18	0
Special charges, other	18	51	34
Non-cash charges used	0	(4)	(1)
Cash payments	(29)	(47)	(15)
Foreign exchange rate impact	0	(1)	0
Balance at ending	6	17	18
2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	66	0
Special charges	220	185
Non-cash charges used	(47)	(61)
Cash payments	(152)	(59)
Foreign exchange rate impact	0	1
Balance at ending	87	66
2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	58	0
Special charges, severance and benefit costs	75	109
Non-cash charges used	0	0
Cash payments	(79)	(52)
Foreign exchange rate impact	0	1
Balance at ending	54	58
2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0	0
Non-cash charges used	(30)	(17)
Cash payments	0	0
Foreign exchange rate impact	0	0
Balance at ending	0	0
2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	0	0
Non-cash charges used	(13)	(41)
Cash payments	0	0
Foreign exchange rate impact	0	0
Balance at ending	0	0
2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning	8	0
Special charges, other	102	18
Non-cash charges used	(4)	(3)
Cash payments	(73)	(7)
Foreign exchange rate impact	0	0
Balance at ending	33	8
Cost of Sales [Member] | 2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	0	44	47
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, severance and benefit costs	0	11	9
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	0	13	20
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, fixed asset impairment charges	0	0	9
Cost of Sales [Member] | 2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other	0	20	9
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	35	24
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, severance and benefit costs	0	5
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	30	17
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, fixed asset impairment charges	0	0
Cost of Sales [Member] | 2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other	5	2
Operating Expense [Member] | 2011 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	24	58	115
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, severance and benefit costs	5	27	73
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	0	0	0
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, fixed asset impairment charges	1	0	17
Operating Expense [Member] | 2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other	18	31	25
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Special charges	185	161
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, severance and benefit costs	75	104
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, inventory obsolescence charges	0	0
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, fixed asset impairment charges	13	41
Operating Expense [Member] | 2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Special charges, other	$ 97	$ 16